Nature of Business and Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Nature of Business and Summary of Significant Accounting Policies
Note 1.	Nature of Business and Summary of Significant Accounting Policies

Nature of Business. II-VI Incorporated and its subsidiaries (the “Company,” “we,” “us,” or “our”), a global leader in engineered materials and optoelectronic components and devices, is a vertically-integrated manufacturing company that develops, manufactures and markets engineered materials and optoelectronic components and devices for precision use in industrial materials processing, optical communications, military, consumer electronics, semiconductor equipment, life sciences and automotive applications. The Company markets its products through its direct sales force and through distributors and agents.

The Company uses certain uncommon materials and compounds to manufacture its products. Some of these materials are available from only one proven outside source. The continued high quality of these materials is critical to the stability of the Company’s manufacturing yields. The Company has not experienced significant production delays due to a shortage of materials. However, the Company does occasionally experience problems associated with vendor-supplied materials not meeting specifications for quality or purity. A significant failure of the Company’s suppliers to deliver sufficient quantities of necessary high-quality materials on a timely basis could have a material adverse effect on the Company’s results of operations.

Principles of Consolidation. The Consolidated Financial Statements include the accounts of the Company. All intercompany transactions and balances have been eliminated.

Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States  (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation. For II-VI Singapore Pte., Ltd. and its subsidiaries, II-VI Laser Enterprise of the II-VI Laser Solutions segment, II-VI Network Solutions Division of the II-VI Photonics segment, and II-VI Performance Metals of the II-VI Performance Products segment, the functional currency is the United States (U.S.) dollar. The determination of the functional currency is made based on the appropriate economic and management indicators.

For all other foreign subsidiaries, the functional currency is the local currency. Assets and liabilities of those operations are translated into U.S. dollars using period-end exchange rates while income and expenses are translated using the average exchange rates for the reporting period. Translation adjustments are recorded as accumulated other comprehensive income within shareholders’ equity in the accompanying Consolidated Balance Sheets.

Cash and Cash Equivalents. The Company considers highly liquid investment instruments with an original maturity of three months or less to be cash equivalents. We place our cash and cash equivalents with high credit quality financial institutions and to date have not experienced credit losses in these instruments. Cash of foreign subsidiaries is on deposit at banks in China, Vietnam, Singapore, Japan, Switzerland, the Netherlands, Germany, the Philippines, Belgium, Italy, Hong Kong, the United Kingdom, South Korea and Taiwan.

Accounts Receivable. The Company establishes an allowance for doubtful accounts based on historical experience and believes the collection of revenues, net of this allowance, is reasonably assured.

Inventories. Inventories are valued at the lower of cost or net realizable value, with cost determined on the first-in, first-out basis. Inventory costs include material, labor and manufacturing overhead. In evaluating the net realizable value of inventory, management also considers, if applicable, other factors, including known trends, market conditions, currency exchange rates and other such issues. The Company generally records an inventory adjustment as a charge against earnings for all products on hand more than 12 to 24 months, depending on the products that have not been sold to customers or cannot be further manufactured for sale to alternative customers. An additional charge may be recorded for product on hand that is in excess of product sold to customers over the same periods noted above. The cumulative adjustments to the carrying value of inventory totaled $22.5 million and $18.5 million at June 30, 2018 and 2017, respectively.

Property, Plant and Equipment. Property, plant and equipment are carried at cost or fair value upon acquisition. Major improvements are capitalized, while maintenance and repairs are generally expensed as incurred. The Company reviews its property, plant and equipment and other long-lived assets for impairment whenever events or circumstances indicate that the carrying amounts may not be recoverable. Depreciation for financial reporting purposes is computed primarily by the straight-line method over the estimated useful lives for building, building improvements and land improvements of 10 to 20 years and three to 20 years for machinery and equipment.

Business Combinations. The Company accounts for business acquisitions by establishing the acquisition-date fair value as the measurement for all assets acquired and liabilities assumed. Certain provisions of U.S. GAAP prescribe, among other things, the determination of acquisition-date fair value of consideration paid in a business combination (including contingent consideration) and the exclusion of transaction and acquisition-related restructuring costs from acquisition accounting. The Company accounts for contingent consideration received in accordance with the “Loss Recovery Approach” under U.S. GAAP. Contingent consideration is accounted for as a gain contingency and not recognized in other expense (income), net until all contingencies have been satisfied.

Goodwill. The excess purchase price over the fair value allocated to identifiable tangible and intangible net assets of businesses acquired is reported as goodwill in the accompanying Consolidated Balance Sheets. The Company tests goodwill for impairment at least annually as of April 1, or when events or changes in circumstances indicate that goodwill might be impaired. The evaluation of impairment involves comparing the current fair value of the Company’s reporting units to the recorded value (including goodwill). The Company uses a discounted cash flow (“DCF”) model and/or a market analysis to determine the current fair value of its reporting units. A number of significant assumptions and estimates are involved in estimating the forecasted cash flows used in the DCF model, including markets and market shares, sales volume and pricing, costs to produce, working capital changes and income tax rates. Management considers historical experience and all available information at the time the fair values of the reporting units are estimated. Goodwill impairment is now measured as the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill.

The Company has the option to perform a qualitative assessment of goodwill prior to completing the quantitative assessment described above to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill and other intangible assets. If the Company concludes that this is the case, it must perform the quantitative assessment. Otherwise, the Company will forego the quantitative assessment and does not need to perform any further testing. As of April 1 of fiscal years 2018 and 2017, the Company completed its annual impairment tests of its reporting units using the quantitative assessment. Based on the results of these analyses the Company’s goodwill was not impaired.

Intangibles. Intangible assets are initially recorded at their cost or fair value upon acquisition. Finite-lived intangible assets are amortized for financial reporting purposes using the straight-line method over the estimated useful lives of the assets ranging from five to 20 years. Indefinite-lived intangible assets are not amortized but tested annually for impairment at April 1, or when events or changes in circumstances indicate that indefinite-lived intangible assets might be impaired.

Investments in Other Entities. In the normal course of business, the Company enters into various types of investment arrangements, each having unique terms and conditions. These investments may include equity interests held by the Company in business entities, including general or limited partnerships, contractual ventures, or other forms of equity participation. The Company determines whether such investments involve a variable interest entity (“VIE”) based on the characteristics of the subject entity. If the entity is determined to be a VIE, then management determines if the Company is the primary beneficiary of the entity and whether or not consolidation of the VIE is required. The primary beneficiary consolidating the VIE must normally have both (i) the power to direct the activities of a VIE that most significantly affect the VIE’s economic performance and (ii) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE, in either case that could potentially be significant to the VIE. When the Company is deemed to be the primary beneficiary, the VIE is consolidated and the other party’s equity interest in the VIE is accounted for as a noncontrolling interest.

The Company generally accounts for investments it makes in VIEs in which it has determined that it does not have a controlling financial interest but has significant influence over and holds at least a 20% ownership interest using the equity method. Any such investment not meeting the parameters to be accounted under the equity method would be accounted for using the cost method unless the investment had a readily determinable fair value, at which it would then be reported.

If an entity fails to meet the characteristics of a VIE, management then evaluates such entity under the voting model. Under the voting model, management consolidates the entity if they determine that the Company, directly or indirectly, has greater than 50% of the voting shares and determines that other equity holders do not have substantive participating rights.

Commitments and Contingencies. Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. Such accruals are adjusted as further information develops or circumstances change. The Company had no material loss contingency liabilities at June 30, 2018 related to commitments and contingencies.

Income Taxes. Deferred income tax assets and liabilities are determined based on the differences between the consolidated financial statement and tax basis of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred income tax assets to the amount more likely than not to be realized.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The amount of unrecognized tax benefits is adjusted for changes in facts and circumstances. For example, adjustments could result from significant amendments to existing tax law and the issuance of regulations or interpretations by the taxing authorities, new information obtained during a tax examination, or resolution of an examination. The Company believes that its estimates for uncertain tax positions are appropriate and sufficient to pay assessments that may result from examinations of its tax returns. The Company recognizes both accrued interest and penalties related to unrecognized tax benefits in income tax expense.

Revenue Recognition. The Company recognizes revenues for product shipments when persuasive evidence of a sales arrangement exists, the product has been shipped or delivered, the sale price is fixed or determinable and collectability is reasonably assured. Title and risk of loss passes from the Company to its customer at the time of shipment in most cases with the exception of certain customers. For these customers, title does not pass and revenue is not recognized until the customer has received the product at its physical location.

The Company’s revenue recognition policy is consistently applied across the Company’s segments, product lines and geographical locations. Further for the periods covered herein, we did not have post shipment obligations such as training or installation, customer acceptance provisions, credits and discounts, rebates and price protection, or other similar privileges. Our distributors and agents are not granted price protection. Our distributors and agents, which comprise less than 10% of consolidated revenues, have no additional product return rights beyond the right to return defective products covered by our warranty policy. Revenues generated from transactions other than product shipments are contract related and have historically accounted for approximately 1% of consolidated revenues. We believe our revenue recognition practices have adequately considered the requirements under U.S. GAAP.

Shipping and Handling Costs. Shipping and handling costs billed to customers are included in revenues. Shipping and handling costs incurred by the Company are included in selling, general and administrative expenses in the accompanying Consolidated Statements of Earnings. Total shipping and handling revenue and costs included in revenues and in selling, general and administrative expenses were not significant for the fiscal years ended June 30, 2018, 2017 and 2016.

Research and Development. Internal research and development costs and costs not related to customer and government funded research and development contracts are expensed as incurred.

Share-Based Compensation.  Share-based compensation arrangements require the recognition of the grant-date fair value of stock compensation in net earnings. The Company recognizes the share-based compensation expense over the requisite service period of the individual grantees, which generally equals the vesting period.

Accumulated Other Comprehensive Income. Accumulated other comprehensive income is a measure of all changes in shareholders’ equity that result from transactions and other economic events in the period other than transactions with owners. Accumulated other comprehensive (loss) income is a component of shareholders’ equity and consists of accumulated foreign currency translations adjustments and pension adjustments.

Fair Value Measurements. The Company applies fair value accounting for all financial assets and liabilities that are required to be recognized or disclosed at fair value in the financial statements. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, the Company considers the principal or most advantageous market in which the Company would transact, and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.

Operating Leases. The Company classifies operating leases in accordance with the provisions of lease accounting. Rent expense under noncancelable operating leases with scheduled rent increases or rent holidays is accounted for on a straight-line basis over the lease term, beginning on the date of initial possession or the effective date of the lease agreement. The amount of the excess straight-line rent expense over scheduled payments is recorded as a deferred liability. The current portion of unamortized deferred lease costs is included in other accrued liabilities and the long-term portion is included in other liabilities in the Consolidated Balance Sheets.

Capital Leases. The Company accounts for capital leases at the lesser of the estimated fair market value of the leased property or the net present value of the aggregate future minimum lease payments. The current and long-term portion of the capital lease obligation is recorded in Other accrued liabilities and other liabilities, respectively, in the Consolidated Balance Sheet. Capital lease assets are included in property, plant & equipment and are generally depreciated over the term of the lease. Interest expense on capital leases are included in interest expense in the Consolidated Statements of Earnings.

Recently Issued Financial Accounting Standards

Adopted Pronouncements

In March 2017, the FASB issued ASU 2017-07, Compensation (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. This update affects employers’ presentation of defined benefit retirement plan costs. The adoption of this standard resulted in (decreases) increases to cost of goods sold of ($0.9) million, ($0.0) million, $0.6 million, (decreases) increases to internal research and development of ($0.4) million, ($0.0) million, $0.2 million, (decreases) increases to selling, general and administrative of ($0.2) million, ($0.0) million and $0.1 million and increases (decreases) to other income (expense), net of $1.5 million, $0.0 million and ($0.9) million for each of the years ended June 30, 2018, 2017 and 2016, respectively.

In January 2017, the FASB issued ASU 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Accounting for Goodwill Impairment. This standard removes the second step of the goodwill impairment test, where a determination of the fair value of individual assets and liabilities of a reporting unit were needed to measure the goodwill impairment. Under this updated standard, goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The Company has adopted this standard for any impairment test that is performed after July 1, 2017 as permitted under the standard.

In March 2016, the FASB issued ASU 2016-09, Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. This update simplifies several aspects of the accounting for employee share-based payment transactions, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, and classification in the statement of cash flows. Under this ASU, excess tax benefits or deficiencies are recognized in income tax expense in the Consolidated Statement of Earnings. Upon adoption of this ASU, the Company had a valuation allowance for its U.S. deferred tax assets and did not recognize any tax benefit. Had the Company not had a valuation allowance, the Company would have recognized a tax benefit of $2.4 million. The impact to the Company’s dilutive shares under this new standard was immaterial.

In July 2015, the FASB issued ASU 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory. This update simplifies the measurement of inventory valuation at the lower of cost or net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The adoption of this standard did not have a material effect on the Company’s Consolidated Financial Statements.

In March 2016, the FASB issued ASU 2016-07, Investments – Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting. This update eliminates the requirement to retrospectively apply the equity method in previous periods when an investor obtains significant influence over an investee. The adoption of this standard did not have a material effect on the Company’s Consolidated Financial Statements.

Revenue Recognition Pronouncement

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09: Revenue from Contracts with Customers (Topic 606), that outlines a five-step revenue recognition model based on the principle that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. This new standard became effective for the Company on July 1, 2018, and will be adopted using the modified retrospective transition method.

Based on review and analysis of our contracts, the standard primarily impacts our II-VI Performance Product segment, which has long-term production contracts with customers that sell to the U.S. Government.  Prior to adoption of the new standard, revenue was generally recognized for these contracts at a point-in-time as units were shipped, while under the new standard, revenue will be recognized over time, principally under the units-of-delivery method which faithfully depicts the transfer of control to the customers. This change will result in an immaterial change in revenue for these contracts and no transition adjustment is anticipated for July 1, 2018.

We have updated the accounting policies affected by this standard, redesigned our related internal controls over financial reporting and are expanding the disclosures to be included in our first quarter 2019 Condensed Consolidated Financial Statements to meet the new requirements.

Other Pronouncements Currently Under Evaluation

In June 2018, the FASB issued ASU 2018-07, “Improvements to Nonemployee Share-Based Payment Accounting”, which simplifies the accounting for share-based payments granted to nonemployees for goods and services. Under the ASU, most of the guidance on such payments to nonemployees would be aligned with the requirements for share-based payments granted to employees. The standard will be effective for the Company’s 2020 fiscal year. Early adoption is permitted, but no earlier than an entity’s adoption date of Topic 606. The Company is evaluating the impact of this guidance on the Company’s Consolidated Financial Statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. The guidance eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The standard will be effective for the Company’s 2019 fiscal year. Early adoption is permitted. The adoption of this ASU is not expected to have a material effect on the Company’s Consolidated Financial Statements.

In March 2017, the FASB issued ASU 2017-07, Compensation (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. This update affects employers’ presentation of defined benefit retirement plan costs. Early adoption is permitted. The standard will be effective for the Company’s 2019 fiscal year. The adoption of this ASU is not expected to have a material effect on the Company’s Consolidated Financial Statements.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. This update changes the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. Early adoption is permitted. The standard will be effective for the Company’s 2019 fiscal year. The adoption of this ASU is not expected to have a material effect on the Company’s Consolidated Financial Statements.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. This update requires that when intra-entity asset transfers occur, the entity must recognize tax effects in the period in which the transfer occurs. The standard will be effective for the Company’s 2019 fiscal year. Early adoption is permitted. The adoption of this ASU is not expected to have a material effect on the Company’s Consolidated Financial Statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The guidance clarifies how entities should classify certain cash receipts and cash payments on the statement of cash flows. The guidance also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flow. The update will be effective for the Company’s 2019 fiscal year. Early adoption is permitted. The adoption of the ASU is not expected to have a material effect on the Company’s Consolidated Financial Statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This update is intended to provide financial statement users with more decision-useful information about expected credit losses and other commitments to extend credit held by the reporting entity. The standard replaces the incurred loss impairment methodology in current GAAP with one that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The update will be effective for the Company’s 2021 fiscal year. Early adoption is permitted. The Company is evaluating the impact of this guidance on the Company’s Consolidated Financial Statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). This update modifies lease accounting for lessees to increase transparency and comparability by recording lease assets and liabilities for operating leases and disclosing key information about leasing arrangements. The new standard will become effective for the Company’s fiscal year 2020, which begins on July 1, 2019. The Company will adopt the new guidance utilizing the modified retrospective transition method. We have reviewed the requirements of this standard and have formulated a plan for implementation. We are currently working on accumulating a complete population of leases from all of our locations and have selected a software repository to track all of our lease agreements and to assist in the reporting and disclosure requirements required by the standard. We will continue to assess and disclose the impact that this new guidance will have on our consolidated financial statements, disclosures and related controls, when known.